The minimum regulatory requirements determined by Central Bank of Brazil are presented below: (Details)	12 Months Ended
Dec. 31, 2021
Central Bank Of Brazila [Member]
IfrsStatementLineItems [Line Items]
Basel ratio	10.63%
Tier I ratio (percent)	8.63%
Common Equity Ratio	7.13%
Description leverage ratio	The minimum requirement was defined by CMN Resolution 4,615, in November, 2017, effective as of January, 2018
Description NSFR	The minimum requirement was defined by CMN Resolution 4,616, in November, 2017, effective as of October, 2018.
Central Bank Of Brazila One [Member]
IfrsStatementLineItems [Line Items]
Basel ratio	11.00%
Tier I ratio (percent)	9.00%
Common Equity Ratio	7.50%
Percent of LCR	100.00%
Percentage of NSFR	100.00%
Central Bank Of Brazila Two [Member]
IfrsStatementLineItems [Line Items]
Basel ratio	11.50%
Tier I ratio (percent)	9.50%
Common Equity Ratio	8.00%
Leverage Ratio	3.00%
Percent of LCR	90.00%